UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __3/31/07____

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____425 Lexington Avenue, Third Floor______
         _____New York, NY 10017 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Jeffrey Thibeault_____________________
Title: ___Chief Compliance Officer______________
Phone: ___212-667-8352__________________________

Signature, Place, and Date of Signing:


___Jeffrey Thibeault________    ___New York, NY__       __04/18/07__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: ___72____

Form 13F Information Table Value Total: ___149,210___
                                          (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name


PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE MAR07
(COLUMN 1)               (COLUMN 2)(COLUMN 3) (COLUMN 4) (COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ____________      ________ ________ ________      ________ ________ ________

NOBLE CORPORATION             SHS  G65422100      1,574    20,000SH CALL    20,000        0        0        20,000        0        0
SEAGATE TECHNOLOGY            SHS  G7945J104      4,660   200,000SH PUT    200,000        0        0       200,000        0        0
AMERICREDIT CORP              NOTE 03060RAP6      2,474  2500,000SH       2500,000        0        0      2500,000        0        0
AMGEN INC                     NOTE 031162AN0     11,449 12520,000SH      12520,000        0        0     12520,000        0        0
ARCELOR MITTAL                NY R 03937E101         26       500SH            500        0        0           500        0        0
ARCELOR MITTAL                NY R 03937E101      1,322    25,000SH PUT     25,000        0        0        25,000        0        0
BAUSCH & LOMB INC             COM  071707103      1,647    32,200SH         32,200        0        0        32,200        0        0
BAUSCH & LOMB INC             COM  071707103      2,108    41,200SH PUT     41,200        0        0        41,200        0        0
BROOKFIELD PPTYS CORP         COM  112900105      3,728    92,500SH         92,500        0        0        92,500        0        0
CSX CORP                      COM  126408103        601    15,000SH CALL    15,000        0        0        15,000        0        0
CADENCE DESIGN SYSTEM INC     NOTE 127387AB4        264   195,000SH        195,000        0        0       195,000        0        0
CHARLES RIV LABS INTL INC     NOTE 159864AB3      2,820  2500,000SH       2500,000        0        0      2500,000        0        0
CHENIERE ENERGY INC           NOTE 16411RAE9      4,284  4000,000SH       4000,000        0        0      4000,000        0        0
CHICAGO MERCANTILE HLDGS INC  CL A 167760107      7,987    15,000SH         15,000        0        0        15,000        0        0
CLAYMONT STEEL HOLDINGS INC   COM  18382P104        883    44,283SH         44,283        0        0        44,283        0        0
COMMSCOPE INC                 COM  203372107         69     1,600SH          1,600        0        0         1,600        0        0
COMMSCOPE INC                 COM  203372107        429    10,000SH PUT     10,000        0        0        10,000        0        0
DELUXE CORP                   COM  248019101        536    16,000SH CALL    16,000        0        0        16,000        0        0
E M C CORP MASS               NOTE 268648AM4      5,377  5000,000SH       5000,000        0        0      5000,000        0        0
EVERGREEN SOLAR INC           NOTE 30033RAB4      4,940  3500,000SH       3500,000        0        0      3500,000        0        0
EXPEDIA INC DEL               COM  30212P105      1,159    50,000SH CALL    50,000        0        0        50,000        0        0
FIRST DATA CORP               COM  319963104      1,111    41,300SH CALL    41,300        0        0        41,300        0        0
FIRST HORIZON PHARMACEUTICAL  NOTE 32051KAC0      3,706  3300,000SH       3300,000        0        0      3300,000        0        0
GENCORP INC                   SDCV 368682AL4      3,938  4137,000SH       4137,000        0        0      4137,000        0        0
GENERAL CABLE CORP DEL NEW    COM  369300108         53     1,000SH          1,000        0        0         1,000        0        0
GENERAL CABLE CORP DEL NEW    COM  369300108        534    10,000SH CALL    10,000        0        0        10,000        0        0
GENZYME CORP                  COM  372917104        231     3,842SH          3,842        0        0         3,842        0        0
GENZYME CORP                  COM  372917104        600    10,000SH PUT     10,000        0        0        10,000        0        0
GRAY TELEVISION INC           COM  389375106        208    20,000SH         20,000        0        0        20,000        0        0
HARRAHS ENTMT INC             COM  413619107      5,657    67,000SH         67,000        0        0        67,000        0        0
HOUSTON EXPL CO               COM  442120101      1,834    34,000SH CALL    34,000        0        0        34,000        0        0
ILLUMINA INC                  COM  452327109        586    20,000SH CALL    20,000        0        0        20,000        0        0
INTERPUBLIC GROUP COS INC     NOTE 460690AZ3      1,741  1400,000SH       1400,000        0        0      1400,000        0        0
JDS UNIPHASE CORP             COM  46612J507        305    20,000SH CALL    20,000        0        0        20,000        0        0
KELLWOOD CO                   DBCV 488044AF5      2,651  2900,000SH       2900,000        0        0      2900,000        0        0
LABORATORY CORP AMER HLDGS    NOTE 50540RAG7      2,086  2122,000SH       2122,000        0        0      2122,000        0        0
LENNAR CORP                   CL A 526057104         46     1,100SH          1,100        0        0         1,100        0        0
LENNAR CORP                   CL A 526057104        464    11,000SH PUT     11,000        0        0        11,000        0        0
LIBERTY MEDIA CORP            DEB  530715AR2      7,412  8746,000SH       8746,000        0        0      8746,000        0        0
LOEWS CORP                    CARO 540424207      3,024    40,000SH CALL    40,000        0        0        40,000        0        0
MANOR CARE INC NEW            NOTE 564055AM3        628   493,000SH        493,000        0        0       493,000        0        0
MARTEK BIOSCIENCES CORP       COM  572901106        431    20,911SH         20,911        0        0        20,911        0        0
MOLSON COORS BREWING CO       CL B 60871R209        520     5,500SH          5,500        0        0         5,500        0        0
MOLSON COORS BREWING CO       CL B 60871R209      1,277    13,500SH CALL    13,500        0        0        13,500        0        0
NASDAQ STOCK MARKET INC       COM  631103108     10,603   360,526SH        360,526        0        0       360,526        0        0
NORTEL NETWORKS CORP NEW      COM  656568508         31     1,300SH          1,300        0        0         1,300        0        0
NORTEL NETWORKS CORP NEW      COM  656568508        241    10,000SH PUT     10,000        0        0        10,000        0        0
OSI RESTAURANT PARTNERS INC   COM  67104A101        494    12,500SH         12,500        0        0        12,500        0        0
OSI RESTAURANT PARTNERS INC   COM  67104A101        494    12,500SH PUT     12,500        0        0        12,500        0        0
ONYX PHARMACEUTICALS INC      COM  683399109         99     4,000SH          4,000        0        0         4,000        0        0
ONYX PHARMACEUTICALS INC      COM  683399109        261    10,500SH CALL    10,500        0        0        10,500        0        0
           PAGE TOTAL              51           109,603
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE MAR07
(COLUMN 1)               (COLUMN 2)(COLUMN 3) (COLUMN 4) (COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ____________      ________ ________ ________      ________ ________ ________

ONYX PHARMACEUTICALS INC      COM  683399109        124     5,000SH PUT      5,000        0        0         5,000        0        0
OSCIENT PHARMACEUTICALS CORP  NOTE 68812RAB1      4,405  6000,000SH       6000,000        0        0      6000,000        0        0
PANTRY INC                    NOTE 698657AL7      7,219  6243,000SH       6243,000        0        0      6243,000        0        0
PARKER HANNIFIN CORP          COM  701094104        949    11,000SH CALL    11,000        0        0        11,000        0        0
PRICELINE COM INC             COM  741503403      1,518    28,500SH CALL    28,500        0        0        28,500        0        0
PRUDENTIAL FINL INC           COM  744320102      1,525    16,900SH CALL    16,900        0        0        16,900        0        0
QLT INC                       NOTE 746927AB8        478   500,000SH        500,000        0        0       500,000        0        0
ROBERT HALF INTL INC          COM  770323103        588    15,900SH         15,900        0        0        15,900        0        0
ROYAL GOLD INC                COM  780287108          3       100SH            100        0        0           100        0        0
ROYAL GOLD INC                COM  780287108        452    15,000SH CALL    15,000        0        0        15,000        0        0
RYERSON INC                   NOTE 78375PAD9      4,738  2500,000SH       2500,000        0        0      2500,000        0        0
SEACOR HOLDINGS INC           DBCV 811904AJ0        334   230,000SH        230,000        0        0       230,000        0        0
SEPRACOR INC                  NOTE 817315AU8        957   608,000SH        608,000        0        0       608,000        0        0
SILICON LABORATORIES INC      COM  826919102        922    30,800SH CALL    30,800        0        0        30,800        0        0
SYMMETRY HLDGS INC            UNIT 871545208     10,065  1262,900SH       1262,900        0        0      1262,900        0        0
TECH DATA CORP                DBCV 878237AE6      2,415  2500,000SH       2500,000        0        0      2500,000        0        0
TOLL BROTHERS INC             COM  889478103        315    11,500SH         11,500        0        0        11,500        0        0
TOLL BROTHERS INC             COM  889478103      1,095    40,000SH PUT     40,000        0        0        40,000        0        0
WASTE MGMT INC DEL            COM  94106L109        413    12,000SH         12,000        0        0        12,000        0        0
WASTE MGMT INC DEL            COM  94106L109        344    10,000SH PUT     10,000        0        0        10,000        0        0
WYETH                         DBCV 983024AD2        748   700,000SH        700,000        0        0       700,000        0        0
           PAGE TOTAL              21            39,607
          GRAND TOTAL              72           149,210